Financial Risk Management Objectives and Policies - Schedule of Exchange Rates (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Exchange Rates [Line Items]
Exchange rate	4.60%	4.80%
Impact on loss for the period [Member]
Schedule of Exchange Rates [Line Items]
Exchange rate	4.60%
Impact on other components of equity [Member]
Schedule of Exchange Rates [Line Items]
Exchange rate		4.80%